Notes Payable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Oct. 28, 2021	Dec. 31, 2020	Aug. 10, 2020	May 07, 2020
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	1.00%
Labor and related expense	$ 100
Percentage of non payroll forgiven amount	40.00%
Percentage of salary reduction	25.00%
Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross		$ 250
Debt instrument, maturity date	Dec. 03, 2022
Line of credit facility, interest rate during period	6.00%
Alliant Insurance Services Inc
Debt Instrument [Line Items]
Debt instrument, insurance premiums				$ 39
Debt instrument, down payment				$ 6
Notes payable			$ 19
Paycheck Protection Program Promissory Note and Agreement
Debt Instrument [Line Items]
Debt instrument, collateral amount	$ 0
Debt instrument, fee amount	$ 0
Debt instrument, time frame for application for loan forgiveness	10 months
Notes Payable to Banks | Paycheck Protection Program Promissory Note and Agreement
Debt Instrument [Line Items]
Long-term debt, gross					$ 156
Notes Payable, Other Payables | Alliant Insurance Services Inc
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				4.20%